Equity Based Compensation (Details) - Schedule of restricted stock awards and restricted stock units - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Receivables [Abstract]
Number of Shares, Unvested shares, beginning of year	153,242	74,573
Weighted Average Grant Date Fair Value, Unvested shares, beginning of year	$ 160.36	$ 128.06
Number of Shares, Granted	400,363	124,574
Weighted Average Grant Date Fair Value, Granted	$ 22.42	$ 176.32
Number of Shares, Vested	(36,537)	(44,379)
Weighted Average Grant Date Fair Value, Vested	$ 144.78	$ 159.22
Number of Shares, Forfeited or surrendered	(174,128)	(1,526)
Weighted Average Grant Date Fair Value, Forfeited or surrendered	$ 104.12	$ 237.5
Number of Shares, Unvested shares, end of year	342,940	153,242
Weighted Average Grant Date Fair Value, Unvested shares, end of year	$ 30.02	$ 160.36